Share-based Payment Arrangements - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended	4 Months Ended		8 Months Ended		12 Months Ended
	Aug. 31, 2018 USD ($) shares	Apr. 29, 2018 $ / shares	Apr. 29, 2018 $ / shares	Dec. 31, 2018 USD ($) yr $ / shares	Dec. 31, 2018 USD ($) yr $ / shares	Dec. 31, 2018 USD ($) yr shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2017 TWD ($) yr $ / shares	Dec. 31, 2016 TWD ($) $ / shares shares	Dec. 31, 2007 shares	Dec. 31, 2018 TWD ($) yr	Aug. 31, 2018 TWD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Capital surplus decreased	$ 311											$ 9,530
Compensation cost of employee share options						$ 7,045	$ 215,648	$ 354,765	$ 470,788
ASE Mauritius Inc. option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans						10 years	10 years
Number of shares granted | shares										30,000,000
Reclassification from non-controlling interest to capital surplus arising from expired employee share options | $							$ 159,200
USIE option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Capital surplus decreased				$ 40,492	$ 40,492	$ 40,492		$ 52,388			$ 1,239,456
USISH option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans						10 years	10 years
Remaining contractual life of share options | yr				6.9	6.9	6.9		7.9			6.9
ASE Inc. option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans						10 years	10 years
Number of employee share option plans						5	5
Share option to purchase of ordinary shares | shares						0.5	0.5
Weighted average exercise price of share options | (per share)		$ 41.0	$ 1.3					$ 37.6	$ 36.2
Reclassification from capital surplus arising from exercised employee share options to capital surplus arising from expired employee share options | $								$ 47,087
New shares reserved for subscription by employees under cash capital increase [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted to employees to purchase newly issued shares, percentage									10.00%
Employee benefits expense and capital surplus arising from exercised employee share option | $									$ 84,000
Number of shares has not been exercised | shares									4,836,000
Amount reclassified from capital surplus arising from exercised employee share options to capital surplus arising from expired employee share options | $									$ 13,541
The Company Option Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares registered shares | shares	150,000,000
Valid term of share option plans						10 years	10 years
Percentage of cash dividend per ordinary share exceeds market price						1.50%	1.50%
Weighted average exercise price of share options | (per share)				$ 68.5	$ 2.2